Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Research Growth Fund, Inc.
Entity Central Index Key	0000030162
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class A
Trading Symbol	DWOAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class C
Trading Symbol	DWOCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class I
Trading Symbol	DWOIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class Y
Trading Symbol	DRYQX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class Z
Trading Symbol	DREQX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Research Growth Fund, Inc. | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$54	1.03%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 54	[1]
Expense Ratio, Percent	1.03%	[1],[2]
Net Assets	$ 1,612,000,000
Holdings Count	49
Portfolio Turnover	14.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,612	49	14.78%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Research Growth Fund, Inc. | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$93	1.78%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 93	[3]
Expense Ratio, Percent	1.78%	[3],[4]
Net Assets	$ 1,612,000,000
Holdings Count	49
Portfolio Turnover	14.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,612	49	14.78%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Research Growth Fund, Inc. | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$41	0.78%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 41	[5]
Expense Ratio, Percent	0.78%	[5],[6]
Net Assets	$ 1,612,000,000
Holdings Count	49
Portfolio Turnover	14.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,612	49	14.78%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Research Growth Fund, Inc. | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$41	0.78%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 41	[7]
Expense Ratio, Percent	0.78%	[7],[8]
Net Assets	$ 1,612,000,000
Holdings Count	49
Portfolio Turnover	14.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,612	49	14.78%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Research Growth Fund, Inc. | Class Z
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$44	0.84%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 44	[9]
Expense Ratio, Percent	0.84%	[9],[10]
Net Assets	$ 1,612,000,000
Holdings Count	49
Portfolio Turnover	14.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,612	49	14.78%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized
[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized